JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 38,673,987	$ 37,836,144
Share-based incentives			50,383
Sale of equity investee - Indrasa Biotecnologa S.A.				(7,853)
Foreign currency translation			897	(21,946)
Share of profit or loss	$ 2,052,296	$ 40,048	3,560,967	882,288
As of the end of the period	$ 42,286,234	$ 38,688,633	$ 42,286,234	$ 38,688,633